Stockholders' equity - Summary of Changes in Accumulated Other Comprehensive Income by Item Explanatory (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	¥ 1,222,332
Transactions with noncontrolling interests shareholders and other	(4,381)	¥ (29,613)	¥ (400,825)
Ending Balance	494,407	1,222,332
Changes in equity instruments measured at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	27,412	139,622	(8,882)
Other comprehensive income attributable to Sony Group Corporation's stockholders	(36,862)	(106,426)	144,544
Transfer to retained earnings	298	(5,784)	6,085
Transactions with noncontrolling interests shareholders and other			(2,125)
Ending Balance	(9,152)	27,412	139,622
Changes in debt instruments measured at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	847,833	1,264,737	985,234
Other comprehensive income attributable to Sony Group Corporation's stockholders	(884,678)	(416,904)	(179,251)
Transfer to retained earnings	0	0	0
Transactions with noncontrolling interests shareholders and other			458,754
Ending Balance	(36,845)	847,833	1,264,737
Cash flow hedges
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	6,034	1,299	1,248
Other comprehensive income attributable to Sony Group Corporation's stockholders	12,379	4,735	51
Transfer to retained earnings	0	0	0
Transactions with noncontrolling interests shareholders and other			0
Ending Balance	18,413	6,034	1,299
Remeasurement of defined benefit pension plans
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	0	0	0
Other comprehensive income attributable to Sony Group Corporation's stockholders	18,891	33,641	11,555
Transfer to retained earnings	(18,891)	(33,641)	(11,555)
Transactions with noncontrolling interests shareholders and other			0
Ending Balance	0	0	0
Exchange differences on translating foreign operations
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	337,678	113,901	0
Other comprehensive income attributable to Sony Group Corporation's stockholders	175,525	223,777	113,771
Transfer to retained earnings	0	0	0
Transactions with noncontrolling interests shareholders and other			130
Ending Balance	513,203	337,678	113,901
Insurance contract valuation adjustments
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	511	(88)	1,973
Other comprehensive income attributable to Sony Group Corporation's stockholders	1,714	599	(2,537)
Transfer to retained earnings	0	0	0
Transactions with noncontrolling interests shareholders and other			476
Ending Balance	2,225	511	(88)
Share of other comprehensive income of investments accounted for using the equity method
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	2,864	786	(97)
Other comprehensive income attributable to Sony Group Corporation's stockholders	3,699	2,078	885
Transfer to retained earnings	0	0	(2)
Transactions with noncontrolling interests shareholders and other			0
Ending Balance	6,563	2,864	786
Accumulated other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Beginning Balance	1,222,332	1,520,257	979,476
Other comprehensive income attributable to Sony Group Corporation's stockholders	(709,332)	(258,500)	89,018
Transfer to retained earnings	(18,593)	(39,425)	(5,472)
Transactions with noncontrolling interests shareholders and other			457,235
Ending Balance	¥ 494,407	¥ 1,222,332	¥ 1,520,257